BISYS FUND SERVICES
                                3435 STELZER ROAD
                               COLUMBUS, OH 43219

May 4, 2001

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:      Van Ness Funds (f/k/a Whatifi Funds) ("Trust")
                  SEC File Nos. 333-93421, 811-09741
                  Rule 497(j) Filing

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 2 to the Registration Statement of the Trust which became effective, and was filed electronically with, the Securities and Exchange Commission on Tuesday, May 1, 2001.

      Please phone the undersigned at (614) 428-3578 or David M. Leahy, Esquire, Sullivan & Worcester LLP, at (202) 775-8190, with any questions regarding this filing.

                                  Very truly yours,

                                  /s/ Ryan M. Louvar, Esquire

                                  Ryan M. Louvar, Esquire
                                  Counsel

Enclosure

cc:      David M. Leahy, Esquire